JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 32.4%
U.S. Treasury Notes
2.13%, 6/30/2021	15,000	15,105
2.25%, 7/31/2021	48,285	48,732
2.75%, 8/15/2021	82,700	84,180
2.00%, 8/31/2021	40,000	40,225
1.50%, 9/30/2021	103,445	103,162
2.13%, 9/30/2021	25,300	25,506
1.25%, 10/31/2021	70,000	69,453
1.50%, 10/31/2021	4,165	4,154
2.00%, 10/31/2021	24,000	24,156
1.75%, 11/30/2021	83,000	83,169
2.50%, 1/15/2022	60,000	61,069
1.63%, 8/31/2022	125,185	125,224
1.50%, 9/15/2022	31,005	30,914
1.38%, 10/15/2022	26,895	26,711
1.63%, 11/15/2022	48,770	48,785
2.00%, 11/30/2022	55,000	55,608
2.38%, 1/31/2023	95,000	97,193
2.25%, 1/31/2024	12,000	12,296
2.00%, 4/30/2024	32,200	32,696

TOTAL U.S. TREASURY OBLIGATIONS (Cost $983,768)		988,338

CORPORATE BONDS — 24.7%
Aerospace & Defense — 0.0%(a)
Textron, Inc. 5.95%, 9/21/2021	1,300	1,371

Airlines — 0.0%(a)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	627	663

Auto Components — 0.1%
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(b)	4,050	4,133

Automobiles — 0.7%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(b)	1,826	1,820
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(b)	1,178	1,191
3.40%, 2/22/2022(b)	5,000	5,121
Hyundai Capital America
3.95%, 2/1/2022(b)	1,500	1,541
3.00%, 6/20/2022(b)	1,445	1,458
2.85%, 11/1/2022(b)	3,885	3,914
Nissan Motor Acceptance Corp. 2.55%, 3/8/2021(b)	2,620	2,626
Volkswagen Group of America Finance LLC (Germany)
4.00%, 11/12/2021(b)	2,700	2,790

		20,461

Banks — 9.6%
ABN AMRO Bank NV (Netherlands) 3.40%, 8/27/2021(b)	3,700	3,780
AIB Group plc (Ireland) 4.75%, 10/12/2023(b)	2,415	2,581
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022(b)	3,000	3,051
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024(b)	1,256	1,292
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021(b)	1,000	1,031
2.63%, 11/9/2022	1,500	1,524
Bank of America Corp.
5.00%, 5/13/2021	4,605	4,798
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(c)	7,951	7,967
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(c)	6,000	6,125
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	5,370	5,476
Bank of Montreal (Canada) 1.90%, 8/27/2021	1,570	1,568
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(b)	2,370	2,480
Bank of Nova Scotia (The) (Canada)
2.45%, 3/22/2021	5,107	5,142
2.00%, 11/15/2022	8,520	8,506
Banque Federative du Credit Mutuel SA (France)
2.13%, 11/21/2022(b)	6,025	6,014
3.75%, 7/20/2023(b)	1,480	1,552
Barclays Bank plc (United Kingdom)
5.14%, 10/14/2020	1,310	1,340
10.18%, 6/12/2021(b)	2,080	2,319
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,835	2,897
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	7,355	7,668
BB&T Corp.
2.05%, 5/10/2021	2,500	2,501
3.05%, 6/20/2022	1,530	1,566
BBVA USA
3.50%, 6/11/2021	2,820	2,869
2.88%, 6/29/2022	3,824	3,881
BNP Paribas SA (France)
2.95%, 5/23/2022(b)	5,000	5,075
3.50%, 3/1/2023(b)	2,100	2,174
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(b)	5,410	5,495
Branch Banking & Trust Co. 2.85%, 4/1/2021	300	303

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	2,500	2,522
Citigroup, Inc. 2.70%, 10/27/2022	2,500	2,538
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	3,960	3,967
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	13,924	14,173
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	6,966	7,070
Citizens Bank NA 2.55%, 5/13/2021	3,640	3,665
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,625
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	507
3.88%, 2/8/2022	2,000	2,078
Credit Agricole SA (France)
3.38%, 1/10/2022(b)	5,000	5,110
3.75%, 4/24/2023(b)	2,885	3,011
Danske Bank A/S (Denmark) 2.00%, 9/8/2021(b)	800	794
Discover Bank 3.20%, 8/9/2021	3,000	3,049
DNB Bank ASA (Norway) 2.15%, 12/2/2022(b)	7,135	7,124
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,030
2.60%, 6/15/2022	750	758
First Horizon National Corp. 3.50%, 12/15/2020	1,970	1,994
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021(b)	4,520	4,654
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	16,460	16,601
HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,537
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,905
3.15%, 3/14/2021	803	813
KeyBank NA 2.50%, 11/22/2021	750	757
KeyCorp 2.90%, 9/15/2020	4,000	4,029
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	1,300	1,321
2.25%, 8/14/2022	600	602
Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	1,200	1,216
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,637
3.22%, 3/7/2022	1,400	1,434
2.62%, 7/18/2022	800	809
2.67%, 7/25/2022	3,535	3,576
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021(b)	1,189	1,197
2.95%, 2/28/2022	3,100	3,152
2.60%, 9/11/2022	536	541
National Bank of Canada (Canada) 2.15%, 10/7/2022(b)	3,890	3,886
Nordea Bank Abp (Finland)
4.88%, 5/13/2021(b)	700	725
4.25%, 9/21/2022(b)	870	911
3.75%, 8/30/2023(b)	1,115	1,163
Regions Bank 2.75%, 4/1/2021	2,000	2,015
Royal Bank of Scotland Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	6,535	6,673
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	5,041
2.88%, 8/5/2021	5,100	5,148
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	1,001
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 11/17/2020(b)	850	853
2.80%, 3/11/2022	1,700	1,723
3.05%, 3/25/2022(b)	1,600	1,630
Societe Generale SA (France)
144A, 3.25%, 1/12/2022(b)	1,905	1,941
4.25%, 9/14/2023(b)	2,850	3,015
3.88%, 3/28/2024(b)	2,890	3,023
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(b)(c)	7,000	7,025
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(b)(c)	1,400	1,446
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	900	907
2.85%, 1/11/2022	1,890	1,918
2.78%, 7/12/2022	3,010	3,058
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(c)	1,605	1,606
2.80%, 5/17/2022	1,500	1,523
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	1,610	1,644
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,125	3,154
Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	1,007
Wells Fargo & Co.
2.50%, 3/4/2021	7,634	7,680
2.10%, 7/26/2021	8,248	8,263
3.07%, 1/24/2023	2,000	2,037
3.75%, 1/24/2024	600	634
Wells Fargo Bank NA
3.63%, 10/22/2021	3,300	3,398
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(c)	1,100	1,112

		292,931

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,474
3.25%, 8/19/2021	350	354
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,046
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	1,000	1,021
2.53%, 11/15/2021	1,255	1,262
3.13%, 12/15/2023	1,735	1,784
Pernod Ricard SA (France)
5.75%, 4/7/2021(b)	850	891
4.45%, 1/15/2022(b)	600	628

		9,460

Biotechnology — 0.7%
AbbVie, Inc. 2.30%, 11/21/2022(b)	19,695	19,727

Building Products — 0.1%
Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,025
Masco Corp. 3.50%, 4/1/2021	815	826

		1,851

Capital Markets — 2.9%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	1,035	1,057
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023(b)	7,311	7,488
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	12,025
3.15%, 1/22/2021	1,325	1,327
Goldman Sachs Group, Inc. (The)
2.88%, 2/25/2021	1,000	1,009
2.35%, 11/15/2021	1,200	1,205
3.00%, 4/26/2022	2,375	2,402
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	18,799	19,009
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	6,825	6,924
Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022(b)	6,440	6,435
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(b)(c)	2,000	2,042
Morgan Stanley
5.75%, 1/25/2021	4,236	4,410
3.13%, 1/23/2023	10,319	10,593
3.75%, 2/25/2023	4,362	4,565
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	1,650	1,669
UBS Group AG (Switzerland)
3.00%, 4/15/2021(b)	2,871	2,908
2.65%, 2/1/2022(b)	3,626	3,659

		88,727

Chemicals — 0.2%
Eastman Chemical Co. 3.50%, 12/1/2021	2,025	2,075
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	658
Mosaic Co. (The) 3.25%, 11/15/2022	2,882	2,945

		5,678

Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	1,105	1,142
3.50%, 5/26/2022	1,625	1,669
3.30%, 1/23/2023	3,500	3,582
American Express Co. 3.00%, 2/22/2021	1,000	1,012
Avolon Holdings Funding Ltd. (Ireland) 5.13%, 10/1/2023(b)	4,787	5,146
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,445
3.20%, 1/30/2023	2,500	2,569
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,951
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	7,109	7,147
General Motors Financial Co., Inc. 4.20%, 3/1/2021	11,821	12,070
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(b)	2,250	2,390
4.50%, 3/15/2023(b)	1,490	1,560

		45,683

Diversified Financial Services — 0.6%
AIG Global Funding
3.35%, 6/25/2021(b)	1,685	1,718
2.70%, 12/15/2021(b)	1,700	1,720
CK Hutchison International II Ltd. (United Kingdom) 2.25%, 9/29/2020(b)	513	513
CK Hutchison International Ltd. (United Kingdom) 2.88%, 4/5/2022(b)	1,200	1,212
EDP Finance BV (Portugal) 4.13%, 1/15/2020(b)	1,112	1,112
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	10,408
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
3.41%, 2/28/2022(b)	685	699
3.96%, 9/19/2023(b)	1,000	1,047
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022(b)	610	623

		19,052

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
4.00%, 1/15/2022	2,540	2,645
3.80%, 3/15/2022	4,754	4,932

		7,577

Electric Utilities — 0.9%
Edison International
3.13%, 11/15/2022	1,495	1,501
2.95%, 3/15/2023	7,680	7,646
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,944
Enel Finance International NV (Italy) 2.88%, 5/25/2022(b)	3,100	3,132
Entergy Corp. 5.13%, 9/15/2020	444	451
Entergy Louisiana LLC 4.80%, 5/1/2021	310	319
Exelon Corp. 3.50%, 6/1/2022(d)	850	872
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.31%, 5/6/2022(c)	1,175	1,175
Fortis, Inc. (Canada) 2.10%, 10/4/2021	575	574
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	860	876
Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,260
Southern California Edison Co. 1.85%, 2/1/2022	594	586
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,314

		26,650

Electronic Equipment, Instruments & Components — 0.0%(a)
Arrow Electronics, Inc. 6.00%, 4/1/2020	664	672

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,210
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,202	1,214
Schlumberger Investment SA 3.30%, 9/14/2021(b)	2,320	2,363

		4,787

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Campus Communities Operating Partnership LP 3.35%, 10/1/2020	3,000	3,028
American Tower Corp.
3.30%, 2/15/2021	2,190	2,220
2.25%, 1/15/2022	1,000	1,002
3.00%, 6/15/2023	3,140	3,212
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	6,098
Office Properties Income Trust
4.15%, 2/1/2022	1,433	1,464
4.00%, 7/15/2022	3,423	3,492
VEREIT Operating Partnership LP 4.13%, 6/1/2021	1,208	1,238
WEA Finance LLC (France) 3.25%, 10/5/2020(b)	1,000	1,008

		22,762

Food & Staples Retailing — 0.0%(a)
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(b)	1,095	1,095

Food Products — 0.5%
Cargill, Inc. 3.25%, 11/15/2021(b)	2,775	2,847
Conagra Brands, Inc.
3.80%, 10/22/2021	2,715	2,795
3.25%, 9/15/2022	2,800	2,854
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,038
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(b)	1,200	1,198
Smithfield Foods, Inc.
2.70%, 1/31/2020(b)	800	800
3.35%, 2/1/2022(b)	2,341	2,354

		13,886

Gas Utilities — 0.3%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,449
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	7,023	7,068

		9,517

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 2.40%, 6/5/2020	960	962
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,705

		3,667

Health Care Providers & Services — 0.6%
Allergan Sales LLC 5.00%, 12/15/2021(b)	420	440
Anthem, Inc.
4.35%, 8/15/2020	815	829
2.50%, 11/21/2020	833	837
Cigna Corp.
4.13%, 9/15/2020(b)	3,014	3,061
3.75%, 7/15/2023	2,000	2,090
CVS Health Corp. 3.70%, 3/9/2023	8,745	9,099
Quest Diagnostics, Inc. 4.75%, 1/30/2020	1,340	1,345

		17,701

Hotels, Restaurants & Leisure — 0.0%(a)
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,101

Household Products — 0.0%(a)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(b)	800	804

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 3.40%, 3/15/2022	1,798	1,844

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,090	1,090
5.30%, 2/11/2021	1,325	1,369
Roper Technologies, Inc. 3.00%, 12/15/2020	830	838

		3,297

Insurance — 1.1%
American International Group, Inc. 3.30%, 3/1/2021	4,015	4,074
Athene Global Funding
4.00%, 1/25/2022(b)	600	620
3.00%, 7/1/2022(b)(e)	3,863	3,926
2.75%, 6/25/2024(b)	2,970	2,998
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/2020	1,150	1,163
Jackson National Life Global Funding
3.30%, 6/11/2021(b)	1,400	1,427
3.30%, 2/1/2022(b)	1,295	1,330
Liberty Mutual Group, Inc.
5.00%, 6/1/2021(b)	800	827
4.95%, 5/1/2022(b)	500	529
Lincoln National Corp.
6.25%, 2/15/2020	470	474
4.20%, 3/15/2022	600	627
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	574
MassMutual Global Funding II 2.00%, 4/15/2021(b)	2,272	2,274
Metropolitan Life Global Funding I
3.38%, 1/11/2022(b)	1,500	1,543
2.40%, 6/17/2022(b)	1,650	1,669
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(b)	707	735
New York Life Global Funding 3.25%, 8/6/2021(b)	1,200	1,226
Pricoa Global Funding I
2.55%, 11/24/2020(b)	4,417	4,444
3.45%, 9/1/2023(b)	466	488
Reliance Standard Life Global Funding II 3.85%, 9/19/2023(b)	1,388	1,454
WR Berkley Corp. 5.38%, 9/15/2020	500	513

		32,915

IT Services — 0.1%
Western Union Co. (The) 3.60%, 3/15/2022	3,435	3,523

Media — 0.1%
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,797

Multi-Utilities — 0.1%
Ameren Corp. 2.70%, 11/15/2020	552	555
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	510
TECO Finance, Inc. 5.15%, 3/15/2020	475	479

		1,544

Oil, Gas & Consumable Fuels — 0.9%
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(b)	1,990	2,056
BP Capital Markets America, Inc. 4.50%, 10/1/2020	470	480
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	1,900	1,933
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,377
Enbridge Energy Partners LP
5.20%, 3/15/2020	400	403
4.20%, 9/15/2021	750	772
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	406
EQM Midstream Partners LP 4.75%, 7/15/2023	1,415	1,379
EQT Corp. 4.88%, 11/15/2021	928	950
Husky Energy, Inc. (Canada) 7.25%, 12/15/2019	2,660	2,664
Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	649
Magellan Midstream Partners LP 4.25%, 2/1/2021	800	820
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,365
Newfield Exploration Co. 5.75%, 1/30/2022	2,300	2,442
ONEOK Partners LP 5.00%, 9/15/2023	840	911
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	430
Plains All American Pipeline LP 5.75%, 1/15/2020	1,755	1,762
Sabine Pass Liquefaction LLC
5.63%, 2/1/2021(d)	1,250	1,286
6.25%, 3/15/2022	485	521
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	3,350	3,371
Texas Gas Transmission LLC 4.50%, 2/1/2021(b)	1,100	1,118
TransCanada PipeLines Ltd. (Canada) 3.80%, 10/1/2020	715	726
Williams Cos., Inc. (The) 5.25%, 3/15/2020	525	530

		28,351

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023(b)	1,500	1,529
EMD Finance LLC (Germany) 2.40%, 3/19/2020(b)	1,280	1,281

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mylan NV 3.15%, 6/15/2021	1,610	1,628
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	3,970	3,987
2.88%, 9/23/2023	2,500	2,545

		10,970

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(b)	3,000	3,067

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	475
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(b)	1,000	1,022
Ryder System, Inc.
2.50%, 5/11/2020	1,320	1,321
3.50%, 6/1/2021	645	657
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(b)	6,200	6,307

		9,782

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp. 3.00%, 1/15/2022	5,052	5,108
Broadcom, Inc. 3.13%, 4/15/2021(b)	2,100	2,123

		7,231

Software — 0.1%
VMware, Inc. 2.30%, 8/21/2020	2,295	2,298

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,246
AutoZone, Inc. 2.50%, 4/15/2021	1,000	1,005
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	754

		3,005

Technology Hardware, Storage & Peripherals — 0.0%(a)
Dell International LLC 4.42%, 6/15/2021(b)	500	515

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
2.75%, 12/2/2021	500	506
3.00%, 5/22/2022(b)	5,850	5,942
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(b)(c)	615	631

		7,079

Trading Companies & Distributors — 0.4%
Air Lease Corp. 2.75%, 1/15/2023	6,305	6,367
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(b)	1,900	1,889
International Lease Finance Corp. 8.25%, 12/15/2020	2,700	2,866

		11,122

Wireless Telecommunication Services — 0.1%
Crown Castle Towers LLC 3.72%, 7/15/2023(b)	1,400	1,448

TOTAL CORPORATE BONDS (Cost $741,575)		751,744

ASSET-BACKED SECURITIES — 22.2%
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 8/12/2022(b)	1,476	1,483
Series 2019-1, Class B, 3.32%, 4/12/2023(b)	1,550	1,564
Series 2017-2, Class D, 3.69%, 6/12/2023(b)	3,100	3,127
Series 2019-3, Class B, 2.59%, 8/14/2023(b)	4,900	4,912
Series 2017-4, Class C, 2.94%, 1/10/2024(b)	636	637
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	151	151
Series 2016-4, Class B, 1.83%, 12/8/2021	9,307	9,302
Series 2017-2, Class A3, 1.98%, 12/20/2021	357	357
Series 2017-3, Class A3, 1.90%, 3/18/2022	2,134	2,132
Series 2018-2, Class A3, 3.15%, 3/20/2023	4,631	4,682
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,412
Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,059
Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, 2.83%, 8/25/2032‡(f)	10	10
Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023(b)	5,208	5,241
Ascentium Equipment Receivables Trust Series 2018-1A, Class A2, 2.92%, 12/10/2020(b)	1,377	1,379
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.48%, 8/20/2024(b)	9,000	8,991
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.86%, 6/25/2043‡(f)	203	207

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(b)	1,850		1,955
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(b)	300		300
California Republic Auto Receivables Trust Series 2016-2, Class A4, 1.83%, 12/15/2021	354		354
CarMax Auto Owner Trust
Series 2016-3, Class A3, 1.39%, 5/17/2021	135		135
Series 2018-2, Class A2, 2.73%, 8/16/2021	601		603
Series 2017-4, Class A3, 2.11%, 10/17/2022	1,137		1,138
Series 2018-3, Class A3, 3.13%, 6/15/2023	3,000		3,044
Series 2019-1, Class A3, 3.05%, 3/15/2024	14,720		14,980
Carnow Auto Receivables Trust
Series 2018-1A, Class A, 3.61%, 10/15/2021(b)	1,394		1,398
Series 2017-1A, Class A, 2.92%, 9/15/2022(b)	152		152
Series 2019-1A, Class A, 2.72%, 11/15/2022(b)	4,097		4,099
Carvana Auto Receivables Trust
Series 2019-1A, Class A3, 3.08%, 11/15/2022(b)	5,090		5,122
Series 2019-2A, Class A3, 2.58%, 3/15/2023(b)	9,380		9,426
Series 2019-3A, Class B, 2.51%, 4/15/2024(b)	4,070		4,090
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(b)	2,698		2,702
Series 2019-1A, Class A, 3.33%, 8/15/2024(b)	1,833		1,845
CNH Equipment Trust
Series 2016-B, Class A3, 1.63%, 8/15/2021	192		192
Series 2017-B, Class A3, 1.86%, 9/15/2022	1,363		1,361
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(b)	1,312		1,309
Series 2016-2, Class A, 2.55%, 11/15/2048(b)	1,683		1,681
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024(b)	168		168
Series 2018-P1, Class A, 3.39%, 7/15/2025(b)	653		655
Series 2018-P3, Class A, 3.82%, 1/15/2026(b)	488		493
Continental Airlines Pass-Through Trust
Series 2000-1, Class A-1, 8.05%, 11/1/2020	721		738
Series 2007-1, Class A, 5.98%, 4/19/2022	639		675
CPS Auto Receivables Trust
Series 2017-C, Class B, 2.30%, 7/15/2021(b)	—	(g)	—	(g)
Series 2018-B, Class A, 2.72%, 9/15/2021(b)	233		233
Series 2019-B, Class A, 2.89%, 5/16/2022(b)	457		459
Series 2019-A, Class A, 3.18%, 6/15/2022(b)	1,249		1,254
Series 2019-C, Class A, 2.55%, 9/15/2022(b)	2,226		2,231
Series 2019-B, Class B, 3.09%, 4/17/2023(b)	760		769
Series 2017-C, Class D, 3.79%, 6/15/2023(b)	2,000		2,031
Series 2019-C, Class B, 2.63%, 8/15/2023(b)	4,785		4,803
Series 2019-D, Class B, 2.35%, 11/15/2023(b)	4,915		4,905
Series 2019-A, Class B, 3.58%, 12/16/2024(b)	3,060		3,104
CPS Auto Trust
Series 2018-C, Class A, 2.87%, 9/15/2021(b)	334		334
Series 2018-C, Class B, 3.43%, 7/15/2022(b)	1,455		1,464
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025(b)	415		415
Series 2017-2A, Class A, 2.55%, 2/17/2026(b)	7,884		7,893
Series 2017-3A, Class A, 2.65%, 6/15/2026(b)	5,950		5,964
Series 2018-1A, Class A, 3.01%, 2/16/2027(b)	3,677		3,695
Series 2018-2A, Class A, 3.47%, 5/17/2027(b)	5,520		5,595
Series 2018-2A, Class B, 3.94%, 7/15/2027(b)	4,000		4,112
Series 2018-3A, Class A, 3.55%, 8/15/2027(b)	7,178		7,302
Series 2019-1A, Class A, 3.33%, 2/15/2028(b)	10,000		10,200
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.61%, 10/25/2034(f)	149		143
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,007		1,099
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,591		1,680
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032(b)	8,172		8,200
Drive Auto Receivables Trust Series 2018-3, Class B, 3.37%, 9/15/2022	781		782

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class A3, 3.18%, 10/17/2022	6,020	6,041
Series 2018-4, Class B, 3.36%, 10/17/2022	2,091	2,095
Series 2018-1, Class C, 3.22%, 3/15/2023	3,486	3,496
Series 2019-1, Class B, 3.41%, 6/15/2023	6,460	6,519
Series 2019-2, Class B, 3.17%, 11/15/2023	710	718
Series 2017-AA, Class D, 4.16%, 5/15/2024(b)	3,990	4,051
Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,239
DT Auto Owner Trust
Series 2018-1A, Class B, 3.04%, 1/18/2022(b)	1,834	1,835
Series 2018-3A, Class A, 3.02%, 2/15/2022(b)	1,295	1,298
Series 2018-2A, Class B, 3.43%, 5/16/2022(b)	2,718	2,724
Series 2019-1A, Class A, 3.08%, 9/15/2022(b)	3,071	3,083
Series 2018-3A, Class B, 3.56%, 9/15/2022(b)	2,000	2,020
Series 2016-4A, Class D, 3.77%, 10/17/2022(b)	659	662
Series 2019-2A, Class B, 2.99%, 4/17/2023(b)	1,670	1,683
Series 2019-1A, Class B, 3.41%, 4/17/2023(b)	3,675	3,714
Series 2019-3A, Class B, 2.60%, 5/15/2023(b)	1,885	1,891
Series 2017-4A, Class D, 3.47%, 7/17/2023(b)	6,615	6,670
Series 2018-1A, Class C, 3.47%, 12/15/2023(b)	1,500	1,507
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021(b)	385	385
Series 2018-4A, Class A, 3.05%, 12/15/2021(b)	725	726
Series 2018-3A, Class A, 2.90%, 1/18/2022(b)	167	167
Series 2019-1A, Class A, 3.20%, 4/15/2022(b)	3,215	3,223
Series 2017-2A, Class B, 2.82%, 5/16/2022(b)	2,893	2,897
Series 2019-2A, Class A, 2.93%, 7/15/2022(b)	2,203	2,211
Series 2019-3A, Class A, 2.59%, 9/15/2022(b)	1,779	1,783
Series 2015-3A, Class D, 6.55%, 10/17/2022(b)	3,250	3,292
Series 2017-1A, Class C, 3.95%, 12/15/2022(b)	4,385	4,429
Series 2018-1A, Class C, 3.03%, 1/17/2023(b)	580	583
Series 2019-1A, Class B, 3.45%, 2/15/2023(b)	3,925	3,958
Series 2019-3A, Class B, 2.58%, 8/15/2023(b)	4,565	4,588
Series 2019-4A, Class B, 2.30%, 12/15/2023(b)	7,965	7,942
FHLMC, Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029(d)	2	2
First Investors Auto Owner Trust
Series 2017-1A, Class A2, 2.20%, 3/15/2022(b)	948	948
Series 2016-1A, Class C, 3.41%, 4/18/2022(b)	4,061	4,071
Series 2018-1A, Class A1, 2.84%, 5/16/2022(b)	265	265
Series 2016-2A, Class B, 2.21%, 7/15/2022(b)	3,440	3,437
Series 2017-3A, Class A2, 2.41%, 12/15/2022(b)	1,798	1,799
Series 2018-1A, Class A2, 3.22%, 1/17/2023(b)	4,750	4,773
Series 2017-3A, Class B, 2.72%, 4/17/2023(b)	1,085	1,091
Series 2017-3A, Class C, 3.00%, 1/16/2024(b)	2,000	2,017
Series 2019-1A, Class A, 2.89%, 3/15/2024(b)	1,942	1,957
Flagship Credit Auto Trust
Series 2015-1, Class C, 3.76%, 6/15/2021(b)	2,870	2,872
Series 2016-4, Class B, 2.41%, 10/15/2021(b)	297	297
Series 2015-2, Class C, 4.08%, 12/15/2021(b)	2,366	2,374
Series 2015-3, Class C, 4.65%, 3/15/2022(b)	1,000	1,010
Series 2017-4, Class A, 2.07%, 4/15/2022(b)	995	994
Series 2018-1, Class A, 2.59%, 6/15/2022(b)	1,212	1,213
Series 2018-1, Class B, 3.13%, 1/17/2023(b)	1,600	1,612
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	4,739	4,763
Series 2017-1, Class B, 2.83%, 3/15/2023(b)	926	927
Series 2018-4, Class A, 3.41%, 5/15/2023(b)	2,422	2,446
Series 2019-1, Class A, 3.11%, 8/15/2023(b)	4,669	4,711
Series 2019-3, Class A, 2.33%, 2/15/2024(b)	3,190	3,197
Ford Credit Auto Owner Trust Series 2016-1, Class A, 2.31%, 8/15/2027(b)	2,700	2,709

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(b)	406	408
Series 2019-1, Class A, 3.42%, 6/18/2026(b)	1,564	1,572
Series 2019-2, Class A, 2.62%, 11/18/2026(b)	7,041	7,042
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023(b)	2,027	2,040
Series 2019-3A, Class A, 2.58%, 7/17/2023(b)	3,223	3,225
GLS Auto Receivables Trust
Series 2018-2A, Class A, 3.25%, 4/18/2022(b)	1,244	1,247
Series 2018-1A, Class A, 2.82%, 7/15/2022(b)	1,378	1,382
Series 2018-3A, Class A, 3.35%, 8/15/2022(b)	1,185	1,190
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	54	54
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,410	1,416
Series 2017-3, Class A4, 2.12%, 9/20/2021	797	797
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	6,065	6,153
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(b)(d)	30	30
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(b)	7,950	8,034
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059(b)(d)	2,699	2,700
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027(b)	6,400	6,426
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(b)	14,601	14,674
Mariner Finance Issuance Trust
Series 2017-BA, Class A, 2.92%, 12/20/2029(b)	3,500	3,502
Series 2018-AA, Class A, 4.20%, 11/20/2030(b)	12,490	12,764
Series 2019-AA, Class A, 2.96%, 7/20/2032(b)	7,845	7,908
Marlette Funding Trust
Series 2017-1A, Class B, 4.11%, 3/15/2024‡(b)	35	35
Series 2017-2A, Class B, 3.19%, 7/15/2024‡(b)	466	467
Series 2018-2A, Class A, 3.06%, 7/17/2028(b)	2,320	2,322
Series 2018-3A, Class A, 3.20%, 9/15/2028(b)	3,549	3,558
Series 2018-4A, Class A, 3.71%, 12/15/2028(b)	1,488	1,501
Series 2019-1A, Class A, 3.44%, 4/16/2029(b)	6,031	6,081
Series 2019-2A, Class A, 3.13%, 7/16/2029(b)	1,013	1,020
Series 2019-3A, Class A, 2.69%, 9/17/2029(b)	8,246	8,270
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,526
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 3.96%, 3/25/2033‡(f)	251	244
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.12%, 12/7/2020(f)	2,258	2,258
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 1/15/2021	159	159
NRZ Advance Receivables Trust Series 2019-T1, Class AT1, 2.59%, 7/15/2052(b)	2,640	2,650
Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051(b)	2,365	2,375
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/2021(b)	758	758
Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	3,507	3,559
OneMain Financial Issuance Trust
Series 2019-1A, Class A, 3.48%, 2/14/2031(b)	9,130	9,275
Series 2017-1A, Class A1, 2.37%, 9/14/2032(b)	1,705	1,706
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025(b)	5,950	5,981
Pretium Mortgage Credit Partners I LLC Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(b)(d)	3,891	3,887
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023‡(b)	63	63
Series 2018-2A, Class A, 3.35%, 10/15/2024(b)	3,290	3,299
Series 2019-1A, Class A, 3.54%, 4/15/2025(b)	1,366	1,371
Series 2019-3A, Class A, 3.19%, 7/15/2025(b)	5,121	5,148
Series 2019-2A, Class A, 3.20%, 9/15/2025(b)	2,995	3,006
PRPM LLC Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(b)(d)	1,527	1,529

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027(b)	2,713	2,728
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	1,247	1,248
Series 2018-1, Class B, 2.63%, 7/15/2022	2,578	2,580
Series 2018-2, Class B, 3.03%, 9/15/2022	2,458	2,463
Series 2017-3, Class C, 2.76%, 12/15/2022	1,000	1,003
Series 2018-4, Class B, 3.27%, 1/17/2023	7,826	7,863
Santander Retail Auto Lease Trust
Series 2017-A, Class A3, 2.22%, 1/20/2021(b)	5,106	5,108
Series 2018-A, Class A3, 2.93%, 5/20/2021(b)	1,860	1,866
Series 2019-B, Class A3, 2.30%, 1/20/2023(b)	7,750	7,800
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035(b)	1,432	1,463
Series 2019-3A, Class A, 2.34%, 8/15/2036(b)	2,400	2,401
Skopos Auto Receivables Trust Series 2019-1A, Class A, 2.90%, 12/15/2022(b)	1,037	1,039
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025(b)	4,126	4,135
Series 2017-3, Class A, 2.77%, 5/25/2026(b)	4,838	4,855
Series 2016-5, Class A, 3.06%, 9/25/2028(b)	397	398
SoFi Consumer Loan Program Trust
Series 2018-2, Class A1, 2.93%, 4/26/2027(b)	108	109
Series 2018-3, Class A1, 3.20%, 8/25/2027(b)	505	506
Series 2019-1, Class A, 3.24%, 2/25/2028(b)	2,639	2,654
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.05%, 1/25/2041(b)	418	418
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,549
Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,905
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(b)	7,232	7,335
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022(b)	340	341
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(b)	6,161	6,148
United Auto Credit Securitization Trust Series 2018-2, Class D, 4.26%, 5/10/2023(b)	3,585	3,637
Upgrade Receivables Trust
Series 2018-1A, Class A, 3.76%, 11/15/2024(b)	560	562
Series 2019-1A, Class A, 3.48%, 3/15/2025(b)	4,581	4,595
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(b)	3,170	3,187
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049(b)(d)	5,097	5,105
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(b)(d)	7,362	7,350
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡(b)(d)	3,465	3,464
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021(b)	212	212
Series 2017-2A, Class B, 2.22%, 12/20/2021‡(b)	10,526	10,532
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,865	2,915
Series 2019-B, Class A1A, 2.33%, 12/20/2023	3,000	3,025
Veros Automobile Receivables Trust Series 2018-1, Class A, 3.63%, 5/15/2023(b)	2,418	2,424
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,536
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(b)(d)	7,396	7,401
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(b)(d)	7,059	7,112
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡(b)(d)	9,747	9,755
Westlake Automobile Receivables Trust
Series 2018-1A, Class B, 2.67%, 5/17/2021(b)	3,671	3,672
Series 2018-2A, Class A2A, 2.84%, 9/15/2021(b)	283	283
Series 2019-1A, Class A2A, 3.06%, 5/16/2022(b)	1,782	1,790

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2017-1A, Class C, 2.70%, 10/17/2022(b)	538		539
Series 2018-1A, Class D, 3.41%, 5/15/2023(b)	3,140		3,176
Series 2018-3A, Class C, 3.61%, 10/16/2023(b)	4,117		4,182
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	3,385		3,384
Series 2015-B, Class A, 2.55%, 6/17/2024	1,494		1,499
Series 2018-A, Class A, 3.07%, 12/16/2024	10,351		10,472
Series 2016-A, Class A, 2.03%, 4/15/2025	8,830		8,827
Series 2019-C, Class A, 2.21%, 7/15/2026	3,090		3,099
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,360		1,360
Series 2019-A, Class A3, 3.04%, 5/15/2024	3,590		3,657

TOTAL ASSET-BACKED SECURITIES (Cost $672,537)			677,122

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	15		16
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(b)	6,500		6,538
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	10,718		10,792
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.34%, 10/25/2033(f)	62		63
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		2
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	34		36
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	36		36
Series 2004-UST1, Class A6, 4.58%, 8/25/2034(f)	334		330
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	68		68
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	66		66
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037(f)	495		246
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	134		143
Series 56, Class Z, 7.50%, 9/20/2026	41		46
FHLMC, REMIC
Series 3648, Class AH, 2.50%, 2/15/2020	—	(g)	—	(g)
Series 2979, Class BC, 5.00%, 4/15/2020	35		35
Series 4305, Class EA, 1.75%, 9/15/2020	99		99
Series 3750, Class GB, 2.50%, 10/15/2020	60		60
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(g)	—	(g)
Series 1056, Class KZ, 6.50%, 3/15/2021	—	(g)	—	(g)
Series 1053, Class G, 7.00%, 3/15/2021	—	(g)	—	(g)
Series 1082, Class C, 9.00%, 5/15/2021	—	(g)	—	(g)
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1125, Class Z, 8.25%, 8/15/2021	3		3
Series 3925, Class CA, 2.00%, 9/15/2021	1,032		1,031
Series 3929, Class DA, 2.00%, 9/15/2021	869		868
Series 159, Class H, 4.50%, 9/15/2021	—	(g)	—	(g)
Series 189, Class D, 6.50%, 10/15/2021	—	(g)	—	(g)
Series 1142, Class IA, 7.00%, 10/15/2021	2		2
Series 1169, Class G, 7.00%, 11/15/2021	—	(g)	—	(g)
Series 3872, Class ND, 2.00%, 12/15/2021	112		112
Series 2418, Class MF, 6.00%, 2/15/2022	74		76
Series 1343, Class LA, 8.00%, 8/15/2022	5		5
Series 1424, Class F, 1.68%, 11/15/2022(f)	1		1
Series 1480, Class LZ, 7.50%, 3/15/2023	23		24
Series 3784, Class F, 2.17%, 7/15/2023(f)	881		881
Series 3784, Class S, IF, IO, 4.83%, 7/15/2023(f)	946		63
Series 3229, Class AF, 2.02%, 8/15/2023(f)	486		484

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1560, Class Z, 7.00%, 8/15/2023	59	62
Series 2682, Class JG, 4.50%, 10/15/2023	1,233	1,275
Series 2686, Class GC, 5.00%, 10/15/2023	1,467	1,527
Series 2790, Class TN, 4.00%, 5/15/2024	158	163
Series 1754, Class Z, 8.50%, 9/15/2024	26	29
Series 3800, Class CD, 3.10%, 3/15/2025	555	557
Series 1779, Class Z, 8.50%, 4/15/2025	68	77
Series 3763, Class NE, 2.50%, 5/15/2025	319	321
Series 4303, Class VA, 3.50%, 5/15/2025	542	559
Series 2989, Class TG, 5.00%, 6/15/2025	2,218	2,325
Series 2997, Class BC, 5.00%, 6/15/2025	2,827	2,964
Series 3005, Class ED, 5.00%, 7/15/2025	1,135	1,194
Series 3973, Class MA, 3.00%, 8/15/2025	289	292
Series 3955, Class WA, 2.50%, 11/15/2025	264	265
Series 3753, Class AS, 3.50%, 11/15/2025	404	415
Series 3753, Class B, 3.50%, 11/15/2025	1,000	1,028
Series 3815, Class EA, 4.00%, 12/15/2025	119	120
Series 3826, Class BK, 3.00%, 3/15/2026	955	971
Series 3945, Class CA, 3.00%, 3/15/2026	773	784
Series 3864, Class PG, 3.50%, 5/15/2026	158	162
Series 3887, Class GM, 4.00%, 7/15/2026(d)	186	199
Series 3903, Class GB, 4.00%, 8/15/2026	1,038	1,074
Series 3909, Class HG, 4.00%, 8/15/2026(d)	518	543
Series 1888, Class Z, 7.00%, 8/15/2026	106	116
Series 3936, Class AB, 3.00%, 10/15/2026	983	997
Series 3946, Class BU, 3.00%, 10/15/2026	372	378
Series 3996, Class BA, 1.50%, 2/15/2027	340	336
Series 4015, Class GL, 2.25%, 3/15/2027	286	288
Series 4020, Class N, 3.00%, 3/15/2027	163	166
Series 4054, Class AE, 1.50%, 4/15/2027	671	665
Series 4039, Class AB, 1.50%, 5/15/2027	571	562
Series 4039, Class PB, 1.50%, 5/15/2027	1,482	1,457
Series 4043, Class PB, 1.50%, 5/15/2027	1,123	1,104
Series 4097, Class HJ, 1.50%, 8/15/2027	1,698	1,668
Series 4100, Class EC, 1.50%, 8/15/2027	7,417	7,289
Series 4103, Class HA, 2.50%, 9/15/2027	449	453
Series 4361, Class CA, 2.50%, 9/15/2027	1,163	1,171
Series 4257, Class A, 2.50%, 10/15/2027	264	266
Series 4131, Class BC, 1.25%, 11/15/2027	303	296
Series 4286, Class J, 2.50%, 11/15/2027	1,107	1,115
Series 4141, Class BI, IO, 2.50%, 12/15/2027	8,114	535
Series 4207, Class JD, 1.50%, 5/15/2028	462	453
Series 4217, Class UD, 1.75%, 6/15/2028	725	719
Series 2090, Class F, 1.97%, 10/15/2028(f)	191	190
Series 4710, Class HV, 3.50%, 11/15/2028	847	872
Series 3523, Class MX, 4.50%, 4/15/2029	203	214
Series 2995, Class FT, 2.02%, 5/15/2029(f)	211	210
Series 4338, Class GE, 2.50%, 5/15/2029	259	261
Series 3976, Class AE, 2.50%, 8/15/2029	188	188
Series 3977, Class AB, 3.00%, 9/15/2029	607	608
Series 3984, Class EA, 3.50%, 11/15/2029	221	222
Series 3721, Class DG, 2.75%, 9/15/2030	481	489
Series 3775, Class DB, 4.00%, 12/15/2030	748	787
Series 3779, Class LB, 4.00%, 12/15/2030	815	864
Series 2303, Class FY, 2.07%, 4/15/2031(f)	225	223
Series 2326, Class ZQ, 6.50%, 6/15/2031	260	289
Series 4252, Class MD, 3.00%, 7/15/2031	214	219
Series 2362, Class F, 2.17%, 9/15/2031(f)	211	211

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4254, Class TA, 2.50%, 10/15/2031	1,547	1,571
Series 2500, Class FD, 2.27%, 3/15/2032(f)	286	285
Series 4318, Class KB, 2.50%, 4/15/2032	919	928
Series 4170, Class QE, 2.00%, 5/15/2032	341	340
Series 4094, Class BF, 2.17%, 8/15/2032(f)	839	844
Series 2492, Class GH, 6.00%, 8/15/2032	392	444
Series 4120, Class KA, 1.75%, 10/15/2032	1,410	1,392
Series 4142, Class PG, 2.00%, 12/15/2032	221	220
Series 2711, Class FC, 2.67%, 2/15/2033(f)	1,781	1,823
Series 2638, Class JG, 5.00%, 2/15/2033	77	77
Series 2602, Class FH, 2.08%, 4/15/2033(f)	358	356
Series 2617, Class Z, 5.50%, 5/15/2033	162	182
Series 2662, Class MT, 4.50%, 8/15/2033	197	207
Series 2693, Class Z, 5.50%, 10/15/2033	292	324
Series 3005, Class PV, IF, 9.95%, 10/15/2033(f)	13	15
Series 2806, Class FA, 2.77%, 2/15/2034(f)	499	506
Series 2922, Class GA, 5.50%, 5/15/2034	48	49
Series 2989, Class MU, IF, IO, 5.23%, 7/15/2034(f)	2,347	394
Series 3204, Class ZM, 5.00%, 8/15/2034	1,041	1,143
Series 2953, Class MF, 2.07%, 12/15/2034(f)	203	202
Series 2898, Class PG, 5.00%, 12/15/2034	1,244	1,378
Series 3003, Class LD, 5.00%, 12/15/2034	232	259
Series 4265, Class FD, 2.17%, 1/15/2035(f)	566	563
Series 2933, Class EM, 5.50%, 1/15/2035	149	163
Series 2929, Class PG, 5.00%, 2/15/2035	161	177
Series 2953, Class PG, 5.50%, 3/15/2035	585	655
Series 2976, Class HZ, 4.50%, 5/15/2035	521	553
Series 3002, Class BN, 5.00%, 7/15/2035	462	510
Series 3013, Class HZ, 5.00%, 8/15/2035	1,598	1,765
Series 3036, Class NE, 5.00%, 9/15/2035	200	222
Series 3101, Class UZ, 6.00%, 1/15/2036	373	427
Series 3174, Class LF, 2.12%, 5/15/2036(f)	503	504
Series 3710, Class FL, 2.27%, 5/15/2036(f)	88	88
Series 3662, Class ZB, 5.50%, 8/15/2036	284	322
Series 3704, Class DC, 4.00%, 11/15/2036	1,260	1,294
Series 3855, Class AM, 6.50%, 11/15/2036	3,971	4,468
Series 3258, Class PM, 5.50%, 12/15/2036	872	960
Series 4655, Class CA, 3.00%, 1/15/2037	554	558
Series 4279, Class JA, 3.00%, 2/15/2037	1,052	1,070
Series 4181, Class LA, 3.00%, 3/15/2037	1,063	1,073
Series 3305, Class IW, IF, IO, 4.68%, 4/15/2037(f)	533	52
Series 3318, Class HF, 2.03%, 5/15/2037(f)	686	677
Series 3326, Class FG, 2.12%, 6/15/2037(f)	1,190	1,178
Series 4182, Class C, 3.00%, 6/15/2037	464	467
Series 3724, Class CM, 5.50%, 6/15/2037	610	691
Series 3351, Class ZC, 5.50%, 7/15/2037	2,376	2,682
Series 3420, Class EI, IO, 1.12%, 8/15/2037(d)	6,750	299
Series 3805, Class PA, 4.50%, 10/15/2037	468	475
Series 4305, Class KA, 3.00%, 3/15/2038	1,558	1,564
Series 3429, Class S, IF, IO, 5.05%, 3/15/2038(f)	832	182
Series 4318, Class LH, 3.00%, 6/15/2038	690	693
Series 3459, Class MB, 5.00%, 6/15/2038	212	232
Series 4290, Class CA, 3.50%, 12/15/2038	588	601
Series 4085, Class FB, 2.17%, 1/15/2039(f)	202	203
Series 3546, Class A, 4.01%, 2/15/2039(f)	800	821
Series 4061, Class CF, 2.12%, 3/15/2039(f)	400	399
Series 4059, Class BC, 2.50%, 4/15/2039	375	376
Series 3540, Class A, 5.00%, 5/15/2039	643	690

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4346, Class A, 3.50%, 7/15/2039	191		199
Series 3597, Class HM, 4.50%, 8/15/2039	562		596
Series 3569, Class NY, 5.00%, 8/15/2039	1,089		1,211
Series 4209, Class A, 4.00%, 9/15/2039	570		583
Series 3572, Class JS, IF, IO, 5.03%, 9/15/2039(f)	867		118
Series 3962, Class FB, 2.27%, 10/15/2039(f)	138		139
Series 4212, Class LA, 3.00%, 10/15/2039	1,643		1,670
Series 3585, Class KW, 4.50%, 10/15/2039	3,351		3,595
Series 3768, Class MB, 4.00%, 12/15/2039	324		337
Series 3910, Class CT, 4.00%, 12/15/2039	300		308
Series 3609, Class SA, IF, IO, 4.57%, 12/15/2039(f)	3,925		624
Series 4329, Class KA, 3.00%, 1/15/2040	1,232		1,249
Series 4327, Class A, 4.00%, 2/15/2040	376		382
Series 3632, Class PK, 5.00%, 2/15/2040	833		905
Series 4352, Class A, 3.00%, 4/15/2040	446		455
Series 3656, Class PM, 5.00%, 4/15/2040	4,892		5,428
Series 3819, Class G, 4.00%, 6/15/2040	171		178
Series 3786, Class NA, 4.50%, 7/15/2040	267		279
Series 3960, Class FJ, 2.12%, 8/15/2040(f)	195		195
Series 3726, Class PA, 3.00%, 8/15/2040	702		715
Series 4088, Class LE, 4.00%, 10/15/2040	1,689		1,727
Series 3803, Class FY, 2.17%, 1/15/2041(f)	369		369
Series 4080, Class DA, 2.00%, 3/15/2041	652		647
Series 3844, Class FA, 2.22%, 4/15/2041(f)	454		454
Series 3862, Class GA, 4.00%, 4/15/2041	486		521
Series 4229, Class MA, 3.50%, 5/15/2041	13,615		14,001
Series 3859, Class JB, 5.00%, 5/15/2041	687		753
Series 4150, Class JE, 2.00%, 6/15/2041	1,849		1,838
Series 3939, Class BZ, 4.50%, 6/15/2041	5,823		6,299
Series 4150, Class FN, 2.07%, 7/15/2041(f)	882		883
Series 4150, Class FY, 2.07%, 8/15/2041(f)	864		861
Series 3966, Class VZ, 4.00%, 12/15/2041	2,181		2,266
Series 4215, Class NA, 3.00%, 4/15/2042	350		357
Series 4247, Class AK, 4.50%, 12/15/2042	973		1,016
Series 4795, Class MP, 3.50%, 5/15/2043	4,460		4,552
Series 4314, Class LP, 3.50%, 7/15/2043	262		270
Series 4311, Class ED, 2.75%, 9/15/2043	687		706
Series 4480, Class LA, 3.50%, 9/15/2043	1,096		1,126
Series 4330, Class PE, 3.00%, 11/15/2043	773		783
Series 4338, Class A, 2.50%, 5/15/2044	1,078		1,091
Series 4505, Class P, 3.50%, 5/15/2044	2,704		2,806
Series 4800, Class UA, 3.50%, 12/15/2044	744		751
Series 4759, Class MA, 3.00%, 9/15/2045	556		567
Series 4374, Class NC, 3.75%, 2/15/2046(d)	3,650		3,687
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	490		512
Series 218, PO, 2/1/2032	170		157
FNMA, REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-12, Class G, 4.50%, 2/25/2020	—	(g)	—	(g)
Series 1990-19, Class G, 9.75%, 2/25/2020	—	(g)	—	(g)
Series 1990-58, Class J, 7.00%, 5/25/2020	—	(g)	—	(g)
Series 2010-60, IO, 4.00%, 6/25/2020	95		1
Series 1990-61, Class H, 7.00%, 6/25/2020	1		1
Series 1990-109, Class J, 7.00%, 9/25/2020	—	(g)	—	(g)
Series 1990-106, Class J, 8.50%, 9/25/2020	—	(g)	—	(g)
Series 1990-111, Class Z, 8.75%, 9/25/2020	—	(g)	—	(g)
Series 1990-123, Class G, 7.00%, 10/25/2020	—	(g)	—	(g)
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(g)	—	(g)
Series 1990-132, Class Z, 7.00%, 11/25/2020	—	(g)	—	(g)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1990-137, Class X, 9.00%, 12/25/2020	4		4
Series 2011-17, Class CJ, 2.75%, 3/25/2021	87		88
Series G-11, Class Z, 8.50%, 5/25/2021	—	(g)	—	(g)
Series 2011-67, Class EJ, 2.50%, 7/25/2021	11		11
Series 2011-66, Class QA, 3.50%, 7/25/2021	95		96
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(g)	—	(g)
Series 2011-104, Class DC, 1.50%, 10/25/2021	400		398
Series G92-19, Class M, 8.50%, 4/25/2022	22		23
Series 1992-96, Class B, PO, 5/25/2022	—	(g)	—	(g)
Series 2012-94, Class E, 3.00%, 6/25/2022	51		51
Series G92-40, Class ZC, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	2		2
Series G92-35, Class EA, 8.00%, 7/25/2022	69		72
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1992-131, Class KB, 8.00%, 8/25/2022	177		187
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1
Series 1992-185, Class L, 8.00%, 10/25/2022	200		212
Series G92-64, Class J, 8.00%, 11/25/2022	467		491
Series G92-66, Class K, 8.00%, 12/25/2022	204		215
Series 2011-98, Class VC, 3.50%, 1/25/2023	652		658
Series 2011-116, Class VA, 3.50%, 2/25/2023	646		657
Series 1997-44, Class N, PO, 6/25/2023	123		119
Series 1993-216, Class E, PO, 8/25/2023	65		62
Series 1993-235, Class G, PO, 9/25/2023	5		5
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(f)	1		1
Series 2003-106, Class WG, 4.50%, 11/25/2023	3,099		3,204
Series 1993-226, Class PK, 6.00%, 12/25/2023	174		185
Series 1994-15, Class ZK, 5.50%, 2/25/2024	417		435
Series 1994-43, Class PK, 6.35%, 2/25/2024	197		207
Series 2001-40, PO, 4/25/2024	81		78
Series G94-6, Class PJ, 8.00%, 5/17/2024	178		190
Series 2013-52, Class PV, 3.00%, 10/25/2024	2,329		2,377
Series 2010-38, Class B, 4.00%, 4/25/2025	394		404
Series 2011-26, Class EG, 3.00%, 6/25/2025	1,837		1,850
Series 2014-3, Class BV, 3.00%, 6/25/2025	1,707		1,727
Series 2011-141, Class CA, 2.00%, 12/25/2025	1,293		1,290
Series 2011-17, Class GD, 3.50%, 2/25/2026	206		210
Series 2011-48, Class CN, 4.00%, 6/25/2026(d)	159		169
Series 2011-61, Class B, 3.00%, 7/25/2026	922		937
Series 2013-100, Class VW, 3.00%, 11/25/2026	1,419		1,449
Series 2012-32, Class DE, 3.00%, 12/25/2026	464		471
Series 2015-96, Class EA, 3.00%, 12/25/2026	593		610
Series 2012-26, Class CA, 2.50%, 3/25/2027	163		165
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	13,755		1,094
Series 2012-127, Class AC, 1.50%, 11/25/2027	1,224		1,198
Series 2012-124, Class HG, 2.00%, 11/25/2027	744		742
Series 2013-5, Class DA, 1.50%, 2/25/2028	887		867
Series 2014-26, Class HC, 2.50%, 2/25/2028	387		388
Series 2013-13, Class KD, 1.50%, 3/25/2028	595		586
Series 2008-72, IO, 5.00%, 8/25/2028	104		7
Series 2013-137, Class BA, 1.50%, 1/25/2029	967		948
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,412		1,523
Series 2010-14, Class AC, 4.00%, 3/25/2030	446		467
Series 2013-101, Class HA, 3.00%, 10/25/2030	288		291
Series 2012-14, Class EA, 2.50%, 12/25/2030	144		145
Series 2001-38, Class EA, PO, 8/25/2031	88		82
Series 2015-89, Class KE, 2.00%, 11/25/2031	236		234
Series 2012-98, Class QG, 1.75%, 1/25/2032	1,410		1,396

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-81, Class HE, 6.50%, 1/25/2032	3,604	4,123
Series 2002-34, Class FA, 2.26%, 5/18/2032(f)	218	218
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,237	1,233
Series 2013-109, Class BA, 3.00%, 10/25/2032	1,630	1,672
Series 2002-64, Class PG, 5.50%, 10/25/2032	3,017	3,367
Series 2004-61, Class FH, 2.51%, 11/25/2032(f)	1,519	1,534
Series 2002-77, Class TF, 2.76%, 12/18/2032(f)	302	304
Series 2002-77, Class QG, 5.50%, 12/25/2032	730	817
Series 2002-84, Class DZ, 5.50%, 12/25/2032	443	489
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,700	1,892
Series 2013-18, Class TG, 2.00%, 2/25/2033	1,268	1,262
Series 2003-7, Class FB, 2.46%, 2/25/2033(f)	437	439
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	295	55
Series 2003-49, IO, 6.50%, 6/25/2033	419	87
Series 2003-58, Class GL, 3.50%, 7/25/2033	208	215
Series 2003-84, Class PZ, 5.00%, 9/25/2033	127	141
Series 2003-107, Class ZD, 6.00%, 11/25/2033	2,427	2,718
Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,135
Series 2004-60, Class LB, 5.00%, 4/25/2034	163	167
Series 2005-19, Class PA, 5.50%, 7/25/2034	282	283
Series 2004-72, Class F, 2.21%, 9/25/2034(f)	269	270
Series 2004-91, Class BR, 5.50%, 12/25/2034	120	134
Series 2005-5, Class PA, 5.00%, 1/25/2035	760	813
Series 2004-101, Class AR, 5.50%, 1/25/2035	26	28
Series 2005-27, Class HZ, 5.00%, 4/25/2035	3,390	3,740
Series 2005-31, Class PB, 5.50%, 4/25/2035	1,430	1,599
Series 2005-38, Class FK, 2.01%, 5/25/2035(f)	840	834
Series 2005-66, Class PF, 1.96%, 7/25/2035(f)	310	308
Series 2005-64, Class PL, 5.50%, 7/25/2035	144	158
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(f)	353	399
Series 2006-4, Class PB, 6.00%, 9/25/2035	1,622	1,728
Series 2010-39, Class FT, 2.66%, 10/25/2035(f)	1,262	1,281
Series 2005-88, Class ZC, 5.00%, 10/25/2035	3,894	4,294
Series 2007-109, Class VZ, 5.00%, 10/25/2035	3,357	3,698
Series 2005-84, Class MB, 5.75%, 10/25/2035	34	38
Series 2013-114, Class JA, 3.00%, 11/25/2035	387	393
Series 2005-99, Class AF, 2.06%, 12/25/2035(f)	186	185
Series 2014-88, Class ER, 2.50%, 2/25/2036	170	172
Series 2006-16, Class FC, 2.01%, 3/25/2036(f)	196	195
Series 2006-14, Class DB, 5.50%, 3/25/2036	660	729
Series 2006-27, Class BF, 2.01%, 4/25/2036(f)	394	392
Series 2006-46, Class FW, 2.11%, 6/25/2036(f)	553	549
Series 2006-42, Class PF, 2.12%, 6/25/2036(f)	407	406
Series 2006-50, Class PE, 5.00%, 6/25/2036	691	763
Series 2009-71, Class JT, 6.00%, 6/25/2036	360	411
Series 2006-101, Class FC, 2.01%, 7/25/2036(f)	447	446
Series 2006-101, Class FD, 2.01%, 7/25/2036(f)	286	285
Series 2006-56, Class DC, 2.36%, 7/25/2036(f)	477	479
Series 2006-58, Class ST, IF, IO, 5.44%, 7/25/2036(f)	355	63
Series 2014-23, Class PA, 3.50%, 8/25/2036	7,652	7,783
Series 2007-1, Class NF, 1.96%, 2/25/2037(f)	722	717
Series 2007-16, Class FC, 2.46%, 3/25/2037(f)	32	33
Series 2007-22, Class SC, IF, IO, 4.37%, 3/25/2037(f)	48	2
Series 2007-33, Class MS, IF, IO, 4.88%, 4/25/2037(f)	2,344	328
Series 2011-71, Class FB, 2.21%, 5/25/2037(f)	738	739
Series 2007-57, Class ZE, 4.75%, 5/25/2037	943	991
Series 2007-54, Class FA, 2.11%, 6/25/2037(f)	259	261
Series 2013-55, Class BA, 3.00%, 6/25/2037	1,492	1,508

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	3,922	4,434
Series 2008-93, Class AM, 5.50%, 6/25/2037	305	314
Series 2008-5, Class PE, 5.00%, 8/25/2037	187	207
Series 2007-85, Class SH, IF, IO, 4.79%, 9/25/2037(f)	1,619	127
Series 2013-74, Class HP, 3.00%, 10/25/2037	369	375
Series 2013-83, Class CA, 3.50%, 10/25/2037	4,338	4,389
Series 2010-68, Class DA, 4.50%, 10/25/2037	139	141
Series 2007-106, Class A7, 6.18%, 10/25/2037(f)	310	344
Series 2013-88, Class EA, 3.00%, 11/25/2037	1,888	1,904
Series 2007-117, Class FM, 2.41%, 1/25/2038(f)	305	309
Series 2007-117, Class MF, 2.41%, 1/25/2038(f)	572	580
Series 2008-24, Class PF, 2.36%, 2/25/2038(f)	267	269
Series 2008-18, Class SE, IF, IO, 4.56%, 3/25/2038(f)	145	18
Series 2010-149, Class LB, 4.00%, 4/25/2038	874	884
Series 2008-25, Class DZ, 5.75%, 4/25/2038	689	767
Series 2013-139, Class EA, 3.00%, 8/25/2038	2,814	2,848
Series 2013-96, Class YA, 3.50%, 9/25/2038	1,538	1,578
Series 2008-83, Class CA, 6.00%, 9/25/2038	884	1,013
Series 2011-48, Class HC, 3.00%, 10/25/2038	446	450
Series 2013-92, Class A, 3.50%, 12/25/2038	4,592	4,653
Series 2013-15, Class EF, 2.06%, 3/25/2039(f)	270	269
Series 2012-56, Class FG, 2.21%, 3/25/2039(f)	451	452
Series 2011-104, Class KE, 2.50%, 3/25/2039	85	85
Series 2011-104, Class KY, 4.00%, 3/25/2039	363	374
Series 2012-89, Class FD, 2.16%, 4/25/2039(f)	2,106	2,108
Series 2009-29, Class LA, 1.42%, 5/25/2039(f)	1,716	1,614
Series 2009-62, Class HJ, 6.00%, 5/25/2039	577	617
Series 2012-73, Class LF, 2.16%, 6/25/2039(f)	629	630
Series 2012-14, Class DA, 2.00%, 7/25/2039	105	105
Series 2009-70, Class FA, 2.91%, 9/25/2039(f)	213	218
Series 2014-82, Class LA, 3.00%, 9/25/2039	1,664	1,683
Series 2009-73, Class HJ, 6.00%, 9/25/2039	250	282
Series 2010-118, Class EF, 2.16%, 10/25/2039(f)	345	347
Series 2009-86, Class PE, 5.00%, 10/25/2039	5,910	6,567
Series 2009-87, Class B, 4.50%, 11/25/2039	3,378	3,615
Series 2009-112, Class SW, IF, IO, 4.54%, 1/25/2040(f)	4,586	610
Series 2013-1, Class BA, 3.00%, 2/25/2040	3,095	3,126
Series 2010-35, Class KF, 2.21%, 4/25/2040(f)	804	808
Series 2010-37, Class CY, 5.00%, 4/25/2040	109	121
Series 2011-3, Class KA, 5.00%, 4/25/2040	866	907
Series 2011-61, Class ZA, 5.00%, 4/25/2040	2,056	2,278
Series 2010-43, Class HJ, 5.50%, 5/25/2040	334	379
Series 2010-58, Class FA, 2.26%, 6/25/2040(f)	646	649
Series 2010-58, Class FY, 2.44%, 6/25/2040(f)	285	289
Series 2012-63, Class MA, 4.00%, 6/25/2040	1,601	1,657
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,854	2,009
Series 2016-66, Class DE, 2.00%, 9/25/2040	2,742	2,739
Series 2012-44, Class LA, 3.50%, 9/25/2040	438	448
Series 2012-9, Class YF, 2.11%, 11/25/2040(f)	378	379
Series 2013-106, Class GA, 2.50%, 11/25/2040	302	307
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	2,222	159
Series 2015-44, Class J, 3.50%, 12/25/2040	118	121
Series 2013-96, Class CA, 4.00%, 4/25/2041	1,626	1,678
Series 2011-53, Class FT, 2.29%, 6/25/2041(f)	242	243
Series 2011-52, Class GB, 5.00%, 6/25/2041	204	227
Series 2013-77, Class EP, 2.50%, 7/25/2041	4,202	4,232
Series 2012-16, Class WH, 4.00%, 7/25/2041	343	358
Series 2011-128, Class KP, 4.50%, 7/25/2041	210	224

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,314		1,474
Series 2013-126, Class CA, 4.00%, 9/25/2041	811		864
Series 2011-141, Class MA, 3.50%, 10/25/2041	2,259		2,345
Series 2012-27, Class PL, 2.00%, 2/25/2042	594		591
Series 2012-100, Class TL, 4.00%, 4/25/2042	637		665
Series 2013-9, Class CB, 5.50%, 4/25/2042	5,593		6,225
Series 2012-128, Class VF, 1.96%, 6/25/2042(f)	1,174		1,167
Series 2013-96, Class FY, 2.06%, 7/25/2042(f)	396		391
Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,674		1,715
Series 2013-81, Class NC, 3.00%, 10/25/2042	1,464		1,498
Series 2013-72, Class AF, 1.96%, 11/25/2042(f)	197		197
Series 2018-22, Class DE, 3.50%, 11/25/2042	1,588		1,609
Series 2013-61, Class BA, 3.00%, 1/25/2043	4,335		4,429
Series 2013-58, Class FP, 1.96%, 2/25/2043(f)	1,742		1,731
Series 2013-66, Class LB, 1.50%, 4/25/2043	193		191
Series 2013-64, Class PF, 1.96%, 4/25/2043(f)	1,371		1,362
Series 2018-38, Class EC, 4.00%, 4/25/2043	164		166
Series 2014-3, Class BL, 2.50%, 6/25/2043	270		273
Series 2014-32, Class DK, 3.00%, 8/25/2043	1,085		1,102
Series 2016-100, Class P, 3.50%, 11/25/2044	232		242
Series 2015-33, Class P, 2.50%, 6/25/2045	2,755		2,773
Series 2016-2, Class GA, 3.00%, 2/25/2046	3,762		3,863
Series 2017-10, Class FA, 2.11%, 3/25/2047(f)	528		528
Series 2019-25, Class GQ, 3.50%, 6/25/2049	7,524		7,634
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)
FNMA, REMIC, Whole Loan Series 2001-50, Class BA, 7.00%, 10/25/2041	134		152
FNMA, STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)
Series 289, Class 1, PO, 11/25/2027	179		167
Series 334, Class 17, IO, 6.50%, 2/25/2033(f)	259		51
Series 334, Class 9, IO, 6.00%, 3/25/2033	585		114
Series 334, Class 13, IO, 6.00%, 3/25/2033(f)	223		40
Series 356, Class 16, IO, 5.50%, 6/25/2035(f)	181		31
Series 359, Class 16, IO, 5.50%, 10/25/2035(f)	167		30
Series 369, Class 19, IO, 6.00%, 10/25/2036(f)	203		40
Series 369, Class 26, IO, 6.50%, 10/25/2036(f)	127		27
Series 386, Class 20, IO, 6.50%, 8/25/2038(f)	283		54
Series 394, Class C3, IO, 6.50%, 9/25/2038	551		113
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.97%, 11/25/2046(f)	2,416		2,381
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	727		730
Series 2011-155, Class A, 3.00%, 11/20/2026	208		214
Series 2011-158, Class AB, 3.00%, 11/20/2026	717		731
Series 2012-3, Class AK, 3.00%, 1/16/2027	3,263		3,348
Series 2012-32, Class EG, 3.00%, 3/16/2027	1,561		1,596
Series 2003-11, PO, 2/16/2033	134		130
Series 2003-11, Class FC, 2.26%, 2/16/2033(f)	308		308
Series 2003-50, Class F, 2.06%, 5/16/2033(f)	257		257
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	304		33
Series 2006-23, Class S, IF, IO, 4.78%, 1/20/2036(f)	973		10
Series 2006-26, Class S, IF, IO, 4.78%, 6/20/2036(f)	6,854		862
Series 2012-38, Class TF, 2.06%, 12/16/2036(f)	124		124
Series 2007-16, Class KU, IF, IO, 4.93%, 4/20/2037(f)	4,328		693
Series 2009-106, Class XL, IF, IO, 5.03%, 6/20/2037(f)	3,938		709
Series 2013-23, Class BP, 3.00%, 9/20/2037	1,148		1,168
Series 2010-143, Class PH, 3.00%, 11/16/2037	236		238
Series 2008-75, Class SP, IF, IO, 5.75%, 8/20/2038(f)	1,370		181
Series 2009-108, Class WG, 4.00%, 9/20/2038	134		135

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2009-14, Class SA, IF, IO, 4.36%, 3/20/2039(f)	4,110		383
Series 2009-14, Class KS, IF, IO, 4.58%, 3/20/2039(f)	1,704		181
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	513		127
Series 2009-75, Class NB, 4.50%, 6/20/2039	294		311
Series 2011-48, Class QA, 5.00%, 8/16/2039	637		648
Series 2010-144, Class DA, 4.00%, 9/16/2039	185		191
Series 2013-117, Class A, 2.50%, 10/20/2039	1,652		1,661
Series 2011-26, Class PA, 4.00%, 7/20/2040	176		184
Series 2013-71, Class NA, 2.50%, 8/20/2041	184		186
Series 2012-96, Class WP, 6.50%, 8/16/2042	5,255		6,051
Series 2015-80, Class CP, 4.50%, 6/20/2045	1,228		1,306
Series 2015-80, Class CQ, 5.00%, 6/20/2045	886		958
Series 2010-H26, Class LF, 2.35%, 8/20/2058(f)	370		369
Series 2010-H03, Class FA, 2.35%, 3/20/2060(f)	5,067		5,071
Series 2011-H11, Class FA, 2.50%, 3/20/2061(f)	711		711
Series 2011-H11, Class FB, 2.50%, 4/20/2061(f)	661		661
Series 2011-H21, Class FA, 2.60%, 10/20/2061(f)	422		423
Series 2013-H05, Class FB, 2.40%, 2/20/2062(f)	1,279		1,275
Series 2012-H14, Class NA, 2.00%, 6/20/2062	1,307		1,305
Series 2012-H14, Class FK, 2.58%, 7/20/2062(f)	641		642
Series 2012-H18, Class NA, 2.52%, 8/20/2062(f)	452		452
Series 2012-H20, Class BA, 2.56%, 9/20/2062(f)	1,205		1,207
Series 2012-H29, Class FA, 2.51%, 10/20/2062(f)	240		240
Series 2012-H23, Class WA, 2.52%, 10/20/2062(f)	548		548
Series 2012-H30, Class GA, 2.35%, 12/20/2062(f)	515		513
Series 2013-H08, Class FA, 2.35%, 3/20/2063(f)	979		976
Series 2013-H11, Class FA, 2.45%, 4/20/2063(f)	755		754
Series 2013-H14, Class FG, 2.47%, 5/20/2063(f)	237		236
Series 2014-H05, Class FB, 2.60%, 12/20/2063(f)	884		886
Series 2014-H14, Class GF, 2.47%, 7/20/2064(f)	507		507
Series 2014-H16, Class FL, 2.56%, 7/20/2064(f)	1,156		1,155
Series 2014-H21, Class FA, 2.65%, 10/20/2064(f)	446		446
Series 2015-H04, Class FL, 2.47%, 2/20/2065(f)	289		288
Series 2015-H13, Class FG, 2.40%, 4/20/2065(f)	752		750
Series 2015-H09, Class FA, 2.62%, 4/20/2065(f)	602		602
Series 2015-H14, Class FB, 2.43%, 5/20/2065(f)	317		316
Series 2015-H14, Class FA, 2.57%, 6/20/2065(f)	2,358		2,353
Series 2015-H27, Class FA, 2.75%, 9/20/2065(f)	2,282		2,292
Series 2015-H29, Class FA, 2.70%, 10/20/2065(f)	167		168
Series 2017-H07, Class FG, 2.46%, 2/20/2067(f)	857		856
Series 2017-H14, Class FD, 2.47%, 6/20/2067(f)	911		910
Series 2017-H16, Class CF, 2.47%, 7/20/2067(f)	1,138		1,136
Series 2017-H15, Class FN, 2.50%, 7/20/2067(f)	819		819
Series 2018-H04, Class FG, 2.28%, 2/20/2068(f)	902		896
Series 2018-H07, Class FE, 2.35%, 2/20/2068(f)	397		396
Headlands Residential LLC Series 2019-RPL1, 3.97%, 6/25/2024(b)(d)	7,000		7,044
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	312		306
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034(f)	999		1,041
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(g)	—	(g)
ML Trust XLIV Series 44, Class G, 9.00%, 8/20/2020‡	—	(g)	—	(g)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A, 2.33%, 12/8/2020(f)	6,405		6,412
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	540		545
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 1.97%, 12/25/2035(f)	1,449		579
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	9		9

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(g)	—	(g)
Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 5/25/2059(b)(f)	1,237		1,247
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054(b)(f)	7,724		7,723

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $452,215)			456,730

MORTGAGE-BACKED SECURITIES — 5.3%
FHLMC
Pool # 611141, ARM, 4.59%, 1/1/2027(f)	18		18
Pool # 786211, ARM, 5.75%, 1/1/2027(f)	1		1
Pool # 846774, ARM, 4.64%, 12/1/2027(f)	22		23
Pool # 1B2844, ARM, 4.66%, 3/1/2035(f)	68		70
Pool # 1L1380, ARM, 5.06%, 3/1/2035(f)	1,693		1,809
Pool # 1L1379, ARM, 5.24%, 10/1/2035(f)	913		979
Pool # 1G1861, ARM, 5.16%, 3/1/2036(f)	472		500
Pool # 1J1380, ARM, 5.20%, 3/1/2036(f)	571		612
Pool # 1J1313, ARM, 4.33%, 6/1/2036(f)	114		119
Pool # 1G1028, ARM, 4.57%, 7/1/2036(f)	47		50
Pool # 1N0273, ARM, 4.45%, 8/1/2036(f)	270		283
Pool # 1K0035, ARM, 4.73%, 8/1/2036(f)	331		350
Pool # 1J1393, ARM, 3.98%, 10/1/2036(f)	884		923
Pool # 1J1378, ARM, 4.52%, 11/1/2036(f)	235		245
Pool # 1J1467, ARM, 3.71%, 12/1/2036(f)	170		178
Pool # 1N0346, ARM, 4.19%, 12/1/2036(f)	236		244
Pool # 1J1418, ARM, 4.61%, 12/1/2036(f)	124		130
Pool # 1J1541, ARM, 4.72%, 1/1/2037(f)	881		927
Pool # 1J1516, ARM, 4.77%, 2/1/2037(f)	79		83
Pool # 1J1543, ARM, 5.48%, 2/1/2037(f)	104		110
Pool # 1N1458, ARM, 3.86%, 3/1/2037(f)	388		402
Pool # 1J1635, ARM, 4.70%, 3/1/2037(f)	227		238
Pool # 1J1522, ARM, 5.31%, 3/1/2037(f)	229		243
Pool # 1Q0339, ARM, 4.88%, 4/1/2037(f)	37		39
Pool # 1Q0697, ARM, 3.96%, 5/1/2037(f)	876		907
Pool # 1J1685, ARM, 4.83%, 6/1/2037(f)	1,048		1,115
Pool # 1J1681, ARM, 4.86%, 6/1/2037(f)	1,244		1,322
Pool # 847871, ARM, 3.34%, 8/1/2037(f)	121		127
Pool # 1J2834, ARM, 4.15%, 8/1/2037(f)	186		196
Pool # 1B3605, ARM, 4.53%, 8/1/2037(f)	226		236
Pool # 1Q0476, ARM, 4.14%, 10/1/2037(f)	216		230
Pool # 1J2945, ARM, 4.00%, 11/1/2037(f)	57		59
Pool # 1Q0894, ARM, 5.07%, 1/1/2038(f)	481		519
Pool # 1Q0722, ARM, 5.06%, 4/1/2038(f)	439		467
FHLMC Gold Pools, 15 Year
Pool # G11652, 6.00%, 1/1/2020	—	(g)	—	(g)
Pool # G12859, 6.00%, 6/1/2020	—	(g)	—	(g)
Pool # G13056, 5.50%, 12/1/2020	7		7
Pool # G12880, 5.00%, 1/1/2021	—	(g)	1
Pool # G13621, 6.50%, 8/1/2021	2		3
Pool # J03447, 6.00%, 9/1/2021	31		31
Pool # G13821, 6.00%, 11/1/2021	73		75
Pool # J10285, 5.50%, 4/1/2022	18		18
Pool # J21988, 2.00%, 1/1/2023	379		375
Pool # G14702, 2.50%, 3/1/2023	66		66
Pool # J24206, 2.00%, 6/1/2023	155		155
Pool # J24411, 2.00%, 6/1/2023	531		526
Pool # G13274, 5.50%, 10/1/2023	702		729
Pool # G13301, 5.50%, 10/1/2023	1,923		2,003

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # J10284, 6.00%, 12/1/2023	47	48
Pool # G13433, 5.50%, 1/1/2024	268	280
Pool # G15542, 2.50%, 8/1/2025	425	429
Pool # J14494, 4.00%, 2/1/2026	5,390	5,639
Pool # J14783, 4.00%, 3/1/2026	144	151
Pool # J15974, 4.00%, 6/1/2026	2,083	2,179
Pool # G14643, 4.00%, 8/1/2026	175	183
Pool # J18745, 3.00%, 4/1/2027	1,365	1,412
Pool # J20463, 2.50%, 9/1/2027	271	275
Pool # G14606, 2.50%, 11/1/2027	934	948
Pool # G18462, 2.00%, 4/1/2028	1,363	1,359
Pool # G14973, 4.00%, 12/1/2028	163	173
Pool # G16386, 2.00%, 3/1/2030	582	580
Pool # J31731, 3.00%, 5/1/2030	801	830
FHLMC Gold Pools, 20 Year
Pool # G30195, 6.50%, 5/1/2021	1	1
Pool # G30262, 6.00%, 10/1/2024	163	180
Pool # C91261, 4.50%, 8/1/2029	262	279
Pool # C91349, 4.50%, 12/1/2030	250	268
Pool # G30565, 4.50%, 10/1/2031	501	537
Pool # G30701, 5.00%, 11/1/2031	205	219
Pool # C91447, 3.50%, 5/1/2032	403	421
Pool # C91581, 3.00%, 11/1/2032	1,956	2,016
Pool # G30669, 4.50%, 12/1/2033	2,825	3,035
Pool # C91761, 4.00%, 5/1/2034	1,924	2,045
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	130	144
Pool # G01665, 5.50%, 3/1/2034	3,104	3,497
Pool # G05046, 5.00%, 11/1/2036	184	203
Pool # G03073, 5.50%, 7/1/2037	1,569	1,757
Pool # G04772, 7.00%, 8/1/2038	169	195
Pool # G05798, 5.50%, 1/1/2040	360	404
Pool # G08729, 4.50%, 9/1/2046	1,526	1,619
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	7,452	7,528
Pool # T40143, 2.50%, 7/1/2028	1,757	1,775
Pool # U79019, 3.00%, 7/1/2028	296	304
Pool # U79026, 2.50%, 9/1/2028	369	372
Pool # U49013, 3.00%, 9/1/2028	2,801	2,870
Pool # G20027, 10.00%, 10/1/2030	99	105
Pool # G20028, 7.50%, 12/1/2036	3,870	4,308
FNMA
Pool # 326088, ARM, 4.20%, 5/1/2025(f)	1	1
Pool # 325081, ARM, 4.35%, 10/1/2025(f)	5	5
Pool # 409902, ARM, 4.70%, 6/1/2027(f)	9	10
Pool # 52597, ARM, 2.75%, 7/1/2027(f)	3	3
Pool # 725902, ARM, 3.90%, 9/1/2034(f)	54	57
Pool # 810896, ARM, 3.76%, 1/1/2035(f)	53	55
Pool # 865095, ARM, 5.04%, 10/1/2035(f)	768	825
Pool # 848757, ARM, 3.36%, 12/1/2035(f)	174	180
Pool # AD0295, ARM, 5.15%, 3/1/2036(f)	928	976
Pool # 894571, ARM, 5.21%, 3/1/2036(f)	1,154	1,236
Pool # 877009, ARM, 5.25%, 3/1/2036(f)	1,230	1,314
Pool # 871502, ARM, 4.59%, 4/1/2036(f)	53	54
Pool # 895687, ARM, 3.70%, 5/1/2036(f)	159	165
Pool # 886952, ARM, 4.43%, 6/1/2036(f)	3	3
Pool # 882099, ARM, 4.53%, 7/1/2036(f)	135	141
Pool # 886558, ARM, 4.11%, 8/1/2036(f)	227	240
Pool # 745858, ARM, 4.44%, 8/1/2036(f)	114	120
Pool # 884722, ARM, 4.51%, 8/1/2036(f)	272	286

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 887714, ARM, 4.54%, 8/1/2036(f)	149		155
Pool # 745762, ARM, 4.65%, 8/1/2036(f)	1		1
Pool # 882241, ARM, 4.20%, 10/1/2036(f)	224		236
Pool # 894271, ARM, 4.30%, 10/1/2036(f)	32		34
Pool # AD0296, ARM, 3.90%, 12/1/2036(f)	854		888
Pool # 870920, ARM, 4.08%, 12/1/2036(f)	28		30
Pool # 905196, ARM, 4.14%, 12/1/2036(f)	98		104
Pool # 905593, ARM, 4.20%, 12/1/2036(f)	82		86
Pool # 920954, ARM, 3.81%, 1/1/2037(f)	883		911
Pool # 888143, ARM, 4.57%, 1/1/2037(f)	56		59
Pool # 913984, ARM, 3.91%, 2/1/2037(f)	400		414
Pool # 910178, ARM, 4.89%, 3/1/2037(f)	719		752
Pool # 936588, ARM, 3.36%, 4/1/2037(f)	157		162
Pool # 888750, ARM, 4.64%, 4/1/2037(f)	127		134
Pool # 948208, ARM, 3.80%, 7/1/2037(f)	817		839
Pool # 944105, ARM, 3.95%, 7/1/2037(f)	16		16
Pool # 888620, ARM, 4.29%, 7/1/2037(f)	110		115
Pool # 950385, ARM, 3.27%, 8/1/2037(f)	15		16
Pool # 950382, ARM, 3.45%, 8/1/2037(f)	1,244		1,271
Pool # 952182, ARM, 3.58%, 11/1/2037(f)	331		347
Pool # 995108, ARM, 4.21%, 11/1/2037(f)	1,070		1,130
Pool # AD0081, ARM, 4.48%, 11/1/2037(f)	401		417
Pool # 966911, ARM, 4.61%, 12/1/2037(f)	162		170
FNMA, 30 Year
Pool # 415460, 8.50%, 3/1/2027	6		6
Pool # 801357, 5.50%, 8/1/2034	75		81
FNMA, Other
Pool # 745321, 4.50%, 12/1/2019	—	(g)	—	(g)
Pool # AM8263, 2.42%, 4/1/2022	1,000		1,001
Pool # AQ9357, 2.50%, 1/1/2028	524		529
Pool # AL4012, 2.50%, 8/1/2028	1,055		1,067
Pool # MA1557, 3.00%, 8/1/2028	518		530
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	243		253
Pool # 783929, 4.00%, 5/15/2026	226		235
GNMA I, 30 Year
Pool # 293363, 9.50%, 7/15/2020	2		2
Pool # 780010, 9.50%, 3/15/2023	—	(g)	—	(g)
Pool # 403964, 9.00%, 9/15/2024	1		1
Pool # 780831, 9.50%, 12/15/2024	6		6
Pool # 780115, 8.50%, 4/15/2025	4		4
Pool # 780965, 9.50%, 12/15/2025	15		16
Pool # 423946, 9.00%, 10/15/2026	1		1
Pool # 687926, 6.50%, 9/15/2038	2,235		2,722
GNMA II
Pool # 8642, ARM, 3.88%, 5/20/2020(f)	1		1
Pool # 8785, ARM, 3.88%, 5/20/2021(f)	—	(g)	—	(g)
Pool # 8807, ARM, 3.25%, 7/20/2021(f)	4		4
Pool # 8938, ARM, 4.00%, 3/20/2022(f)	3		3
Pool # 8046, ARM, 3.25%, 9/20/2022(f)	11		10
Pool # 8746, ARM, 4.12%, 11/20/2025(f)	32		33
Pool # 8790, ARM, 4.00%, 1/20/2026(f)	13		13
Pool # 80053, ARM, 4.00%, 3/20/2027(f)	1		1
Pool # 80152, ARM, 4.00%, 1/20/2028(f)	1		1
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	143		150
Pool # 5277, 3.50%, 1/20/2027	456		472
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	5		5
Pool # 1989, 8.50%, 4/20/2025	9		9
Pool # 2285, 8.00%, 9/20/2026	9		11
Pool # 2499, 8.00%, 10/20/2027	3		3

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	6		6
Pool # 4224, 7.00%, 8/20/2038	1,491		1,701
Pool # 4245, 6.00%, 9/20/2038	1,545		1,769
Pool # 4247, 7.00%, 9/20/2038	1,918		2,257
FNMA UMBS, 10 Year
Pool # MA1288, 2.00%, 12/1/2022	456		452
Pool # MA1313, 2.00%, 1/1/2023	617		611
Pool # AL3486, 2.00%, 5/1/2023	362		359
Pool # MA1443, 2.00%, 5/1/2023	195		195
Pool # AT8048, 2.00%, 7/1/2023	401		398
Pool # MA1535, 2.00%, 8/1/2023	391		391
Pool # MA1585, 2.00%, 9/1/2023	627		622
Pool # MA1626, 2.00%, 10/1/2023	426		422
Pool # MA1693, 2.00%, 11/1/2023	438		434
Pool # MA1713, 2.00%, 11/1/2023	899		891
Pool # AS1597, 2.00%, 1/1/2024	395		391
Pool # MA2006, 2.00%, 7/1/2024	896		897
Pool # MA2233, 2.50%, 4/1/2025	171		173
Pool # BM1023, 2.50%, 5/1/2026	216		217
FNMA UMBS, 15 Year
Pool # 785595, 5.00%, 12/1/2019	—	(g)	—	(g)
Pool # 735370, 5.50%, 1/1/2020	—	(g)	—	(g)
Pool # 745014, 6.00%, 5/1/2020	1		1
Pool # 888601, 5.50%, 6/1/2020	8		8
Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735742, 5.00%, 7/1/2020	7		7
Pool # 995886, 6.00%, 4/1/2021	5		5
Pool # AD0452, 6.00%, 4/1/2021	29		30
Pool # 897937, 6.00%, 8/1/2021	188		192
Pool # 890129, 6.00%, 12/1/2021	78		79
Pool # 889094, 6.50%, 1/1/2023	227		236
Pool # 995286, 6.50%, 3/1/2023	15		15
Pool # AL0229, 5.50%, 9/1/2023	446		458
Pool # AA1035, 6.00%, 12/1/2023	93		96
Pool # AD0471, 5.50%, 1/1/2024	613		627
Pool # 995381, 6.00%, 1/1/2024	176		183
Pool # AE0081, 6.00%, 7/1/2024	671		700
Pool # 931730, 5.00%, 8/1/2024	204		215
Pool # AD0365, 5.50%, 9/1/2024	266		274
Pool # AD0662, 5.50%, 1/1/2025	1,499		1,564
Pool # AL2193, 5.50%, 7/1/2025	1,971		2,059
Pool # AJ5336, 3.00%, 11/1/2026	163		167
Pool # AK0971, 3.00%, 2/1/2027	158		162
Pool # AK7766, 2.50%, 3/1/2027	947		958
Pool # AO0800, 3.00%, 4/1/2027	210		216
Pool # AB5817, 2.00%, 8/1/2027	287		286
Pool # AP4048, 2.50%, 8/1/2027	1,456		1,476
Pool # AP7842, 3.00%, 9/1/2027	161		167
Pool # AL3439, 4.00%, 9/1/2027	785		825
Pool # AL2656, 2.50%, 10/1/2027	1,647		1,666
Pool # 890782, 2.00%, 5/1/2028	386		385
Pool # AU6018, 3.00%, 9/1/2028	389		399
Pool # AL6105, 4.00%, 12/1/2029	141		148
Pool # BM3270, 2.50%, 4/1/2030	547		556
FNMA UMBS, 20 Year
Pool # 535519, 7.00%, 8/1/2020	4		4
Pool # 253946, 7.00%, 8/1/2021	7		7
Pool # 254344, 6.50%, 6/1/2022	271		302
Pool # 745763, 6.50%, 3/1/2025	166		185

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 256714, 5.50%, 5/1/2027	314	338
Pool # MA0214, 5.00%, 10/1/2029	1,706	1,828
Pool # AD5474, 5.00%, 5/1/2030	530	570
Pool # MA0534, 4.00%, 10/1/2030	239	254
Pool # AL4165, 4.50%, 1/1/2031	1,331	1,422
Pool # MA0804, 4.00%, 7/1/2031	236	251
Pool # MA0792, 4.50%, 7/1/2031	2,007	2,153
Pool # MA3894, 4.00%, 9/1/2031	353	375
Pool # 890653, 4.50%, 1/1/2032	943	1,008
Pool # AL1722, 4.50%, 4/1/2032	174	186
Pool # AL3190, 4.00%, 12/1/2032	826	878
Pool # AL5373, 4.50%, 5/1/2034	944	1,014
FNMA UMBS, 30 Year
Pool # 545334, 8.50%, 9/1/2021	1	1
Pool # 250511, 6.50%, 3/1/2026	3	3
Pool # 555889, 8.00%, 12/1/2030	25	27
Pool # 254548, 5.50%, 12/1/2032	1,715	1,890
Pool # 555458, 5.50%, 5/1/2033	2,818	3,175
Pool # AB0054, 4.50%, 12/1/2034	4,619	4,962
Pool # 735503, 6.00%, 4/1/2035	2,170	2,491
Pool # 745275, 5.00%, 2/1/2036	4,113	4,541
Pool # 889118, 5.50%, 4/1/2036	4,449	4,968
Pool # 889209, 5.00%, 5/1/2036	237	262
Pool # 745948, 6.50%, 10/1/2036	334	374
Pool # 889494, 5.50%, 1/1/2037	334	376
Pool # AD0249, 5.50%, 4/1/2037	3,110	3,465
Pool # 995024, 5.50%, 8/1/2037	484	544
Pool # 950302, 7.00%, 8/1/2037	717	855
Pool # 888890, 6.50%, 10/1/2037	956	1,080
Pool # 929005, 6.00%, 1/1/2038	647	742
Pool # 890268, 6.50%, 10/1/2038	1,743	1,971
Pool # 995149, 6.50%, 10/1/2038	1,064	1,204
Pool # AL7521, 5.00%, 6/1/2039	609	670
Pool # AC3237, 5.00%, 10/1/2039	275	303
Pool # AB2025, 5.00%, 1/1/2040	1,399	1,547
Pool # AD6431, 4.50%, 6/1/2040	379	411

TOTAL MORTGAGE-BACKED SECURITIES (Cost $156,951)		160,423

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(a)
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48%, 8/15/2039(f) (Cost $907)	854	857

	Shares (000)
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(h)(i) (Cost $68,179)	68,179	68,179

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(a)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(h)(i) (Cost $146)	146	146

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 1.52%, 1/30/2020(j)(k) (Cost $1,287)	1,290	1,287

TOTAL SHORT-TERM INVESTMENTS (Cost $69,612)		69,612

Total Investments — 101.9% (Cost $3,077,565)		3,104,826
Liabilities in Excess of Other Assets — (1.9)%		(56,994)

Net Assets — 100.0%		3,047,832

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $141,000.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,503	03/2020	USD	539,651	(298)

					(298)

Short Contracts
U.S. Treasury 5 Year Note	(1,425)	03/2020	USD	(169,542)	119
U.S. Treasury 10 Year Note	(219)	03/2020	USD	(28,333)	64
U.S. Treasury 10 Year Ultra Note	(120)	03/2020	USD	(17,068)	33

					216

					(82)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$604,214	$72,908		$677,122
Collateralized Mortgage Obligations	—	456,730	—	(a)	456,730
Commercial Mortgage-Backed Securities	—	857	—		857
Corporate Bonds	—	751,744	—		751,744
Mortgage-Backed Securities	—	160,423	—		160,423
U.S. Treasury Obligations	—	988,338	—		988,338
Short-Term Investments
Investment Companies	68,179	—	—		68,179
Investment of cash collateral from securities loaned	146	—	—		146
U.S. Treasury Obligations	—	1,287	—		1,287

Total Short-Term Investments	68,325	1,287	—		69,612

Total Investments in Securities	$68,325	$2,963,593	$72,908		$3,104,826

Appreciation in Other Financial Instruments
Futures Contracts	$216	$—	$—		$216

Depreciation in Other Financial Instruments
Futures Contracts	$(298)	$—	$—		$(298)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$71,765		$4	$290		$43	$26,830	$(39,997)	$13,973	$—	$72,908
Collateralized Mortgage Obligations	—	(a)	—	—	(a)	—	—	— (a)	—	—	—	(a)

Total	$71,765		$4	$290		$43	$26,830	$(39,997)	$13,973	$—	$72,908

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(346,000).

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$58,233		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.74%)
				Constant Default Rate	0.00% - 21.00% (11.72%)
				Yield (Discount Rate of Cash Flows)	2.16% - 7.02% (3.25%)

Asset-Backed Securities	58,233

	—	(b)	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
				Yield (Discount Rate of Cash Flows)	3.64% (3.64%)

Collateralized Mortgage Obligations	—	(b)

Total	$58,233

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $14,675,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	$274	$10,444	$10,572	$—	$—	$146	146	$3	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	5,286	1,047,101	984,208	—	—	68,179	68,179	346	—

Total	$5,560	$1,057,545	$994,780	$—	$—	$68,325		$349	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.